Post-employment benefits - Schedule of Allocation of Assets by Category Segmented into Quoted and Not Quoted in Active Market (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Fair value	R$ 22,937	R$ 21,490
% Allocation	100.00%	100.00%
Fixed income securities
Disclosure of defined benefit plans [line items]
Fair value	R$ 22,144	R$ 20,732
% Allocation	96.50%	96.50%
Fixed income securities | Quoted in an active market
Disclosure of defined benefit plans [line items]
Fair value	R$ 21,481	R$ 20,117
% Allocation	93.60%	93.60%
Fixed income securities | Non quoted in an active market
Disclosure of defined benefit plans [line items]
Fair value	R$ 663	R$ 615
% Allocation	2.90%	2.90%
Variable income securities
Disclosure of defined benefit plans [line items]
Fair value	R$ 2	R$ 9
% Allocation	0.00%	0.00%
Variable income securities | Quoted in an active market
Disclosure of defined benefit plans [line items]
Fair value	R$ 2	R$ 4
% Allocation	0.00%	0.00%
Variable income securities | Non quoted in an active market
Disclosure of defined benefit plans [line items]
Fair value	R$ 0	R$ 5
% Allocation	0.00%	0.00%
Structured investments
Disclosure of defined benefit plans [line items]
Fair value	R$ 125	R$ 120
% Allocation	0.50%	0.60%
Structured investments | Non quoted in an active market
Disclosure of defined benefit plans [line items]
Fair value	R$ 125	R$ 120
% Allocation	0.50%	0.60%
Real estate
Disclosure of defined benefit plans [line items]
Fair value	R$ 575	R$ 546
% Allocation	2.60%	2.50%
Loans to participants
Disclosure of defined benefit plans [line items]
Fair value	R$ 91	R$ 83
% Allocation	0.40%	0.40%